CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Sep. 30, 2013
ASSETS
Cash and amounts due from depository institutions	$ 13,746,207	$ 16,829,435
Federal funds sold and overnight interest-bearing deposits	67,802,886	69,479,143
Total cash and cash equivalents	81,549,093	86,308,578
Debt and mortgage-backed securities available for sale, at fair value	13,079,606	38,916,833
Debt and mortgage-backed securities held to maturity, at amortized cost (fair value of $28,496,302 and $4,537,359 at September 30, 2014 and 2013, respectively)	28,351,669	4,294,096
Capital stock of Federal Home Loan Bank, at cost	8,267,800	4,777,400
Mortgage loans held for sale, at lower of cost or market	58,139,427	70,473,361
Loans receivable (net of allowance for loan losses of $15,978,421 and $18,306,114 at September 30, 2014 and 2013, respectively)	1,110,861,490	988,668,268
Real estate acquired in settlement of loans (net of allowance for losses of $741,429 and $1,837,800 at September 30, 2014 and 2013, respectively)	5,802,254	6,394,712
Premises and equipment, net	17,259,351	17,859,113
Goodwill	3,938,524	3,938,524
Accrued interest receivable	2,969,854	3,151,197
Bank-owned life insurance	33,670,148	32,747,251
Deferred tax assets	8,998,844	10,570,235
Prepaid expenses, accounts receivable and other assets	7,208,585	7,844,852
Total assets	1,380,096,645	1,275,944,420
LIABILITIES:
Deposits	1,021,653,104	1,010,811,599
Borrowed money	210,940,082	113,482,909
Subordinated debentures	19,589,000	19,589,000
Advance payments by borrowers for taxes and insurance	4,174,043	3,864,859
Accrued interest payable	354,524	469,909
Other liabilities	11,269,756	11,668,078
Total liabilities	1,267,980,509	1,159,886,354
STOCKHOLDERS' EQUITY :
Preferred stock - $0.01 par value per share, 1,000,000 shares authorized; 17,388 shares issued at September 30, 2013; $1,000 per share liquidation value, net of discount		17,310,083
Common stock - $0.01 par value per share, 18,000,000 shares authorized; 13,082,087 and 13,082,271 shares issued at September 30, 2014 and 2013, respectively	130,821	130,823
Treasury stock - at cost (1,399,240 and 2,017,782 shares at September 30, 2014 and September 30, 2013, respectively)	(12,657,442)	(15,851,041)
Additional paid-in capital	62,739,343	58,402,572
Accumulated other comprehensive loss, net	(26,210)	(25,540)
Retained earnings	61,929,624	56,091,169
Total stockholders' equity	112,116,136	116,058,066
Total liabilities and stockholders' equity	$ 1,380,096,645	$ 1,275,944,420